Impairment, derecognition of assets and (loss) profit on disposal -Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Total Impairment	$ 92
Córrego do Sítio
Disclosure of information for cash-generating units [line items]
Total Impairment	39	$ 189
Cuiabá
Disclosure of information for cash-generating units [line items]
Total Impairment	53	$ 70
AngloGold Ashanti Mineração
Disclosure of information for cash-generating units [line items]
Retirements, property, plant and equipment	29
Serra Grande
Disclosure of information for cash-generating units [line items]
Retirements, property, plant and equipment	$ 9